Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,263,000
Previously Paid Amount	0.00
Total Fee Amount	174.42
Total Offset Amount	0.00
Net Fee	174.42
Narrative - Max Aggregate Offering Price	$ 1,263,000
Final Prospectus	true